ACQUISITION OF BUSINESS – INCREASE OF THE PARTICIPATION IN USIMINAS CONTROL GROUP AND NEW GOVERNANCE STRUCTURE OF USIMINAS -Provisions For Contingencies Before Business Combination (Details)
$ in Thousands
	1 Months Ended
	Jun. 30, 2016 MW	Dec. 31, 2023 USD ($)	Jul. 03, 2023 USD ($)
Cemig S.A. | Top of range | Usiminas
Disclosure of detailed information about business combination [line items]
Long-term contract for purchase of electric power, electrical demand | MW	65.4
Contingencies Recognized By Usiminas Before Business Combination
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination		$ 209,494	$ 199,677
Contingencies Recognized By Usiminas Before Business Combination | Labor lawsuits filed by employees, former employees and outsourced personnel of the Cubatão Plant, claiming severance pay and social security rights.
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination		55,643	57,343
Contingencies Recognized By Usiminas Before Business Combination | Tax proceeding in which the tax authorities seek the reversal of ICMS/SP credits on materials considered as consumables (refractory items and others).
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination		30,440	29,772
Contingencies Recognized By Usiminas Before Business Combination | Labor lawsuits filed by employees, former employees and outsourced personnel of the Ipatinga Plant, claiming severance pay and social security rights.
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination		13,722	15,112
Contingencies Recognized By Usiminas Before Business Combination | Labor lawsuits filed by former employees challenging the amount of compensation paid on dismissals.
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination		9,809	10,837
Contingencies Recognized By Usiminas Before Business Combination | Other contingencies
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination		99,880	86,613
Tax Contingencies Recognized As Part Of The Business Combination
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination		424,814	432,488
Tax Contingencies Recognized As Part Of The Business Combination | Tax collection proceedings related to the collection of ICMS/SP on goods shipped to other countries without effective proof of export.
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination		51,311	51,546
Tax Contingencies Recognized As Part Of The Business Combination | Tax proceedings seeking the reversal of ICMS/SP credits on materials considered as consumables (refractory items and others).
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination		38,464	38,640
Tax Contingencies Recognized As Part Of The Business Combination | ICMS – Action for annulment of the tax debt claimed by the State of Rio Grande do Sul due to failure to make the advance payment of the tax at the entry of goods coming from other States (rate differential ).
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination		28,658	28,789
Tax Contingencies Recognized As Part Of The Business Combination | Tax assessment notice issued by the State of Minas Gerais concerning alleged reversal of ICMS credits on sale of electrical energy.
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination		12,330	12,386
Tax Contingencies Recognized As Part Of The Business Combination | Other contingencies
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination		199,692	206,335
Tax Contingencies Recognized As Part Of The Business Combination | Calculation Basis PIS/COFINS-Imports
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination		94,359	94,792
Civil And Other Contingencies Recognized As Part Of The Business Combination
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination		80,390	174,333
Civil And Other Contingencies Recognized As Part Of The Business Combination | Public Civil Action seeking the reimbursement of the amounts increased by means of a term of amendment to the Contractor's Agreement, due to alleged overbilling in the construction of a bridge in Brasília/DF.
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination		0	64,315
Civil And Other Contingencies Recognized As Part Of The Business Combination | Public Civil Action seeking compensation for alleged damages caused to the State of Santa Catarina's Treasury related to improper expenditures incurred in the construction of a bridge.
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination		21,016	21,113
Civil And Other Contingencies Recognized As Part Of The Business Combination | Other Civil and Other Contingencies
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination		59,374	88,905
Labour Contingencies Recognized As Part Of The Business Combination
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination		45,313	49,655
Labour Contingencies Recognized As Part Of The Business Combination | Labor lawsuits filed by employees, former employees and outsourced personnel of the Cubatão Plant, claiming severance pay and social security rights.
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination		24,814	27,123
Labour Contingencies Recognized As Part Of The Business Combination | Other Labour Contingencies
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination		$ 20,499	$ 22,532